Consolidated Statements Of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)		Dec. 31, 2012 USD ($)		Dec. 31, 2011 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 191,419		$ 170,487		$ 89,780
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	129,348		138,796		150,618
Write-off impairment and discontinued operations, net	254		616		15,977
Stock-based compensation	440		3,028		1,996
Amortization of Series A Notes discount (premium) and related issuance costs, net	(92)		153		422
Deferred income taxes and reserve, net	221		6,579		(8,777)
Loss (gain) on sale of property, plant and equipment	(147)		1,197		(1,645)
Loss (gain) on sale of investment	873		(829)		2,189
Equity in net earnings of affiliated companies and partnerships, net of dividend received()	468	[1]	(1,602)	[1]	(270)	[1]
Changes in operating assets and liabilities, net of amounts acquired:
Increase in short and long-term trade receivables, and prepaid expenses	(108,337)		(91,988)		(65,062)
Decrease (increase) in inventories, net	(4,785)		10,022		(95,363)
Increase (decrease) in trade payables, other payables and accrued expenses	55,935		(75,426)		17,225
Severance, pension and termination indemnities, net	(3,595)		(10,612)		1,879
Increase (decrease) in advances received from customers	(95,027)		47,961		81,946
Net cash provided by operating activities	166,975		198,382		190,915
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment	(63,019)		(81,637)		(121,977)
Acquisitions of subsidiaries and business operations (Schedule A)	0		0		(12,173)
Investments in affiliated companies and other companies	(6,222)		(4,241)		(13,555)
Proceeds from sale of property, plant and equipment	3,755		7,335		15,059
Proceeds from sale of investments	3,550		705		329
Investment in long-term deposits	(2,076)		(779)		(609)
Proceeds from sale of long-term deposits	795		2,849		40,396
Investment in short-term deposits and available-for-sale marketable securities	(50,975)		(340,899)		(88,842)
Proceeds from sale of short-term deposits and available-for-sale marketable securities	42,899		299,029		126,306
Net cash used in investing activities	(71,293)		(117,638)		(55,066)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of options	18,364		1,352		3,833
Purchase of non-controlling interests	0		0		(71,000)
Repayment of long-term loans	(230,532)		(319,601)		(73,666)
Proceeds from long-term loans	242,247		122,038		172,303
Proceeds from issuance of Series A Notes	0		246,973		0
Series A Notes issuance costs	0		(2,035)		0
Purchase of treasury shares	0		(26,006)		(10,101)
Repayment of Series A Notes	(55,535)		(53,530)		(29,998)
Purchase of convertible debentures of a subsidiary	0		0		(2,121)
Dividends paid ()	(75,549)	[2]	(50,616)	[2]	(61,633)	[2]
Tax benefit in respect of options exercised	0		161		169
Change in short-term bank credit and loans, net	(181)		(2,817)		(12,117)
Net cash provided by (used in) financing activities	(101,186)		(84,081)		(84,331)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(5,504)		(3,336)		51,518
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	199,241		202,577		151,059
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	193,737		199,241		202,577
dividend received from affiliated companies and partnership	13,500		9,558		15,107
Cash paid during the year for:
Income taxes, net	33,223		5,734		18,955
Interest	$ 6,046		$ 19,168		$ 10,258

[1]	Dividend received from affiliated companies and partnership
[2]	Dividend paid in 2013 includes approximately $ 24,900 dividend paid by subsidiary to non-controlling interests.